COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
6.	COMMITMENTS AND CONTINGENCIES

Leases

Capricor leases space for its corporate offices pursuant to a lease that is effective for a two year period beginning July 1, 2013 with an option to extend the lease for an additional twelve months. The monthly lease payment is $16,620 per month for the first twelve months of the term and will increase to $17,285 per month for the second twelve months of the term. On May 14, 2014, Capricor entered into a facilities lease with Cedars-Sinai Medical Center (“CSMC”), a shareholder of the Company, for two research labs (the “Facilities Lease”). The Facilities Lease is for a term of three years commencing June 1, 2014 and replaces the month-to-month lease that was previously in effect between CSMC and Capricor. The monthly lease payment was approximately $15,461 per month for the first six months of the term and increased to approximately $19,350 per month for the remainder of the term. The amount of rent expense is subject to annual adjustments according to increases in the Consumer Price Index. Subsequent to December 31, 2014, the Company renewed its corporate office lease (see Note 9 – “Subsequent Events”).

As of December 31, 2014, each of the leases described above did not have an effect on the year 2018. A summary of the future minimum rental payments required under operating leases as of December 31, 2014 are as follows:

Years ended	Operating Leases
2015	335,910
2016	232,200
2017	96,750
Total minimum lease payments	$664,860

Expenses incurred under operating leases to unrelated parties for the years ended December 31, 2014 and 2013 were approximately $203,430 and $154,536, respectively. Expenses incurred under operating leases to related parties for the years ended December 31, 2014 and 2013 were approximately $153,682 and $54,648, respectively.

Legal Contingencies

Periodically, the Company may become involved in certain legal actions and claims arising in the ordinary course of business. There were no material legal actions or claims reported at December 31, 2014.